10. SEGMENTS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Segment Reporting [Abstract]
Schedule of segments
	Three Months Ended June 30,
	2017	2016
Revenues:
Aethlon	$–	$4,635
ESI	–	–
Total Revenues	$392,073	$4,635

Operating Losses:
Aethlon	$(1,141,406)	$(1,092,990)
ESI	(18,843)	(38,662)
Total Operating Loss	$(1,160,249)	$(1,131,652)

Net Losses:
Aethlon	$(1,826,708)	$(2,097,887)
ESI	(18,843)	(38,662)
Net Loss Before Non-Controlling Interests	$(1,845,551)	$(2,136,549)

Cash:
Aethlon	$326,464	$1,291,537
ESI	742	2,722
Total Cash	$327,206	$1,294,259

Total Assets:
Aethlon	$492,324	$1,419,226
ESI	16,827	41,806
Total Assets	$509,151	$1,461,032

Capital Expenditures:
Aethlon	$23,705	$1,545
ESI	–	–
Capital Expenditures	$23,705	$1,545

Depreciation and Amortization:
Aethlon	$9,326	$5,323
ESI	–	4,895
Total Depreciation and Amortization	$9,326	$10,218

Interest Expense:
Aethlon	$(188,604)	$(42,167)
ESI	–	–
Total Interest Expense	$(188,604)	$(42,167)

	Fiscal Years Ended March 31,
	2017	2016
Revenues:
Aethlon	$392,073	$886,572
ESI	–	–
Total Revenues	$392,073	$886,572

Operating Losses:
Aethlon	$(5,945,293)	$(3,953,402)
ESI	(153,064)	(431,432)
Total Operating Loss	$(6,098,357)	$(4,384,834)

Net Losses:
Aethlon	$(7,153,662)	$(4,527,184)
ESI	(153,064)	(431,432)
Net Loss Before Non-Controlling Interests	$(7,306,726)	$(4,958,616)

Cash:
Aethlon	$1,558,667	$2,114,285
ESI	1,034	9,452
Total Cash	$1,559,701	$2,123,737

Total Assets:
Aethlon	$1,698,249	$2,475,686
ESI	28,119	53,430
Total Assets	$1,726,368	$2,529,116

Capital Expenditures:
Aethlon	$16,433	$9,307
ESI	–	–
Capital Expenditures	$16,433	$9,307

Depreciation and Amortization:
Aethlon	$22,370	$18,943
ESI	10,043	19,581
Total Depreciation and Amortization	$32,413	$38,524

Interest Expense:
Aethlon	$304,330	$573,782
ESI	–	–
Total Interest Expense	$304,330	$573,782